Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,540,560
Previously Paid Amount	0.00
Total Fee Amount	765.15
Total Offset Amount	0.00
Net Fee	765.15
Narrative - Max Aggregate Offering Price	$ 5,540,560
Final Prospectus	true